Other (losses)/gains, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exchange (losses)/gains	¥ 4,005	¥ 30,744	¥ (11,043)
Gains/(Losses) on disposal of property, plant and equipment, net	22,993	(1,779)	501
Government grants	26,788	22,512	3,108
Others, net	17,195	9,031	(3,470)
Other Operating Gains Losses, Net	¥ 70,981	¥ 60,508	¥ (10,904)